Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net loss	$ (7,437,759)	$ (9,306,360)	$ (10,520,290)
Items not affecting cash:
Depreciation and amortization	1,277,911	952,508	326,491
Share-based compensation	291,761	373,554	1,960,072
Change in fair value of warrant liabilities (including related foreign exchange gain)	(3,047,568)	(5,786,593)	0
Net finance costs	196,323	668,034	506,002
Impairment of intangible assets	0	1,169,440	0
Loss on disposals	7,256	291,181	1,165
Deferred tax recovery	0	0	(49,442)
Changes in non-cash working capital items	(343,671)	(2,310,266)	3,639,822
Interest paid	4,997	(130,127)	(120,416)
Cash used in operating activities	(9,060,744)	(14,078,629)	(4,256,596)
INVESTING ACTIVITIES
Additions of property and equipment	(101,330)	(176,949)	(187,478)
Investments in intangible assets	(9,823)	(1,123,186)	(1,176,664)
Deposit for advanced royalties	0	(148,410)	0
Recognition of open orders from acquisition	0	7,811	87,802
Cash acquired on acquisition	0	0	162,547
Cash flows used in investing activities	(111,153)	(1,440,734)	(1,113,793)
FINANCING ACTIVITIES
Proceeds from U.S. IPO and Canadian Offering, net	0	16,346,768	0
Proceeds from the issuance of common shares and warrants	4,965,680	7,357,012	344,000
Payments of share offering costs	(747,926)	(542,591)	(33,880)
Proceeds from borrowings	0	0	2,543,230
Payments of deferred financing fees	0	0	(150,409)
Repayment of borrowings	0	(2,333,315)	0
Repayments of lease obligations	(197,651)	(75,487)	(42,504)
Proceeds from related party advances	0	0	60,000
Repayments to related party advances	0	0	(60,000)
Proceeds from exercise of warrants	1,613	0	215,925
Proceeds from exercise of stock options	0	4,052	0
Repurchase of vested RSUs and PSUs for withholding taxes	0	(612)	(23,533)
Cash flows provided by financing activities	4,021,716	20,755,827	2,852,829
Net change in cash during the period	(5,150,181)	5,236,464	(2,517,560)
Cash and cash equivalents, beginning of year	5,407,009	170,545	2,688,105
Cash and cash equivalents, end of year	256,828	5,407,009	170,545
Cash and cash equivalents consist of the following:
Cash held in banks	256,828	4,407,009	170,545
Short-term guaranteed investment certificates	0	1,000,000	0
Cash and cash equivalents, end of year	$ 256,828	$ 5,407,009	$ 170,545